Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Accumulated Removal Costs

	December 31, 2011		December 31, 2010
Accumulated removal costs		$233,000		$211,000

Schedule Of Capitalized And Debt Portion Of AFUDC

	2011		2010		2009
(In thousands)
AFUDC:
Debt portion		$718		$512		$957
Equity portion		1,154		945		1,221

AFUDC capitalized as part of utility plant		$1,872		$1,457		$2,178

Other Income (Deductions)

	2011		2010	2009
Change in COLI policies		$700		$9,770	$8,546
Interest income		485		194	271
Pipe replacement costs		(4,761)		(5,024)	(2,642)
Miscellaneous income and (expense)		(1,836)		(1,090)	470

Total other income (deductions)		$(5,412)		$3,850	$6,645

Schedule Of Earnings Per Share, Basic And Diluted

	2011		2010		2009
(In thousands)
Average basic shares		45,858		45,405		44,752
Effect of dilutive securities:
Stock options		52		56		14
Performance shares		271		260		216
Restrictled stock units		110		102		80

Average diluted shares		46,291		45,823		45,062